Related Party Transactions - Latin America Service Arrangements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Expenses incurred	$ 30.4	$ 45.7	$ 134.2	$ 204.8	$ 297.8
Latin America Affiliates
Related Party Transaction [Line Items]
Expenses incurred				24.6	18.0
ING Group
Related Party Transaction [Line Items]
Expenses incurred	5.0	10.0	8.2	78.1	78.3
Expense reimbursements received from affiliate			$ 30.1	$ 22.0